INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2023
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2023	Voting Rights Held as of March 31, 2022
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Years Ended March 31,
(In thousands)	2023	2022

Balance, beginning of year	$1,673	$1,735
Share of loss	(260)	(62)
Impairment loss	(607)	–
Balance, end of year	$806	$1,673

Schedule of details of the Company's associate

	As of March 31,
(In millions)	2023	2022
	(Unaudited)	(Unaudited)
Current assets	$0.9	$1.1
Non-current assets	$–	$–

Current liabilities	$0.8	$–
Non-current liabilities	$0.1	$0.8
Equity	$–	$0.3

Company's share in equity – 44.0% and 44.0%	$–	$0.1

	Years Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue	$0.1	$0.2
Loss from operations	$(0.8)	$(0.8)
Net loss	$(0.6)	$(0.4)